Assets classified as held for sale (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Total non-current assets or disposal groups classified as held for sale or as held for distribution to owners				$ 8,214
Goodwill		17,697		18,269	25,794	$ 21,919
Other intangible assets	$ 42,900	24,478	$ 40,600	21,308	21,151
Total property, plant and equipment	3,786	3,742		3,743	$ 2,575
Total trade and other receivables	$ 5,700
Disposal groups classified as held for sale [member]
IfrsStatementLineItems [Line Items]
Goodwill				5,289
Other intangible assets				2,056
Total property, plant and equipment				629
Total trade and other receivables				239
Disposal groups classified as held for sale [member] | Kenshaw electrical pty limited [member]
IfrsStatementLineItems [Line Items]
Total non-current assets or disposal groups classified as held for sale or as held for distribution to owners				8,200
Goodwill				5,300
Other intangible assets				2,100
Total property, plant and equipment				600
Total trade and other receivables				$ 200